Vessels, Port Terminal and Other Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2015
Vessels, Port Terminals, Tanker Vessels, Barges, Push boats and other fixed assets

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$1,631,900	$(245,174)	$1,386,726
Additions	85,699	(63,287)	22,412
Balance December 31, 2013	1,717,599	(308,461)	1,409,138
Additions	123,541	(68,333)	55,208
Balance December 31, 2014	1,841,140	(376,794)	1,464,346
Additions	—	(70,894)	(70,894)
Balance December 31, 2015	$1,841,140	$(447,688)	$1,393,452

Port Terminals (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$78,489	$(14,251)	$64,238
Additions	24,563	(2,853)	21,710
Disposals	(22)	22	—
Balance December 31, 2013	103,030	(17,082)	85,948
Additions	3,369	(3,385)	(16)
Balance December 31, 2014	106,399	(20,467)	85,932
Additions	2,287	(3,431)	(1,144)
Balance December 31, 2015	$108,686	$(23,898)	$84,788

Tanker vessels, barges and push boats (Navios Logistics)	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$355,625	$(77,398)	$278,227
Additions	9,971	(16,384)	(6,413)
Transfers	3,030	—	3,030
Balance December 31, 2013	368,626	(93,782)	274,844
Additions	96,387	(17,355)	79,032
Write-off	(47)	—	(47)
Balance December 31, 2014	464,966	(111,137)	353,829
Additions	6,188	(20,007)	(13,819)
Restructure of capital lease	(210)	—	(210)
Balance December 31, 2015	$470,944	$(131,144)	$339,800

Other fixed assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$12,893	$(4,125)	$8,768
Additions	2,837	(1,048)	1,789
Transfers	(3,030)	—	(3,030)
Balance December 31, 2013	12,700	(5,173)	7,527
Additions	887	(1,378)	(491)
Write-off	(161)	161	—
Balance December 31, 2014	13,426	(6,390)	7,036
Additions	443	(1,558)	(1,115)
Balance December 31, 2015	$13,869	$(7,948)	$5,921

Total	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2012	$2,078,907	$(340,948)	$1,737,959
Additions	123,070	(83,572)	39,498
Write-off	(22)	22	—
Balance December 31, 2013	2,201,955	(424,498)	1,777,457
Additions	224,184	(90,451)	133,733
Write-off	(208)	161	(47)
Balance December 31, 2014	2,425,931	(514,788)	1,911,143
Additions	8,918	(95,890)	(86,972)
Restructure of capital lease	(210)	—	(210)
Balance December 31, 2015	$2,434,639	$(610,678)	$1,823,961